PROPERTY, PLANT AND EQUIPMENT, NET (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 4,013.7	$ 3,672.7
Less - Accumulated depreciation		(845.1)	(701.5)
Property, plant and equipment, net	$ 4,147.3	3,168.6	2,971.2
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		244.6	249.0
Process units, pipelines and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,282.2	2,934.5
Building and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		48.0	47.9
Computers furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		134.9	121.2
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 304.0	$ 320.1